Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash and cash equivalents	$ 4,040,000	$ 5,519,000	$ 1,694,000
Accounts receivable, net	8,000	11,000	30,000
Deposits, prepaid expenses and other current assets	1,946,000	2,658,000	660,000
Deferred initial public offering ("IPO") costs			2,079,000
Total current assets	5,994,000	8,188,000	4,463,000
Non-current assets
Property and equipment, net	113,000	155,000	61,000
Intangible assets, net	542,000	741,000	673,000
Goodwill, net
Total non-current assets	655,000	896,000	734,000
TOTAL ASSETS	6,649,000	9,084,000	5,197,000
Current liabilities
Accounts payable	2,983,000	4,075,000	5,463,000
Accrued expenses and other current liabilities	713,000	974,000	1,922,000
Convertible loans			2,303,000
Note from a shareholder			2,850,000
Operating lease obligations	56,000	76,000	49,000
Total current liabilities	3,752,000	5,125,000	12,587,000
Non-current liabilities
Operating lease obligation	43,000	59,000
Deferred tax liabilities	23,000	32,000	32,000
Total non-current liabilities	66,000	91,000	32,000
TOTAL LIABILITIES	3,818,000	5,216,000	12,619,000
Commitment and Contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0002 of nominal or par value, 175,000,000 Class A shares and 75,000,000 Class B shares authorized, 12,571,044 Class A shares as of December 31, 2023 (2022: 8,159,166) and 3,542,400 Class B shares issued and outstanding for both periods	5,000	7,000	4,000
Additional paid-in capital	35,425,000	48,397,000	18,663,000
Accumulated deficit	(32,604,000)	(44,543,000)	(25,893,000)
Foreign currency translation reserve	81,000	111,000	(117,000)
Deficit attributable to owners of the Company	2,907,000	3,972,000	(7,343,000)
Non-controlling interests	(76,000)	(104,000)	(79,000)
Total shareholders' deficit	2,831,000	3,868,000	(7,422,000)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,649,000	$ 9,084,000	$ 5,197,000